Intangible Assets other than Goodwill - Summary of Significant Specific Intangible Assets (Details) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Software | ERP system and others
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 3,817	₩ 81
Remaining amortisation period of intangible assets material to entity	2 years and 8 months	2 months ~ 4 months
Copyrights, patents rights and other industrial rights | Smart technology verification and standard design project conducting right
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 1,851	₩ 4,936
Remaining amortisation period of intangible assets material to entity	9 months	1 year and 9 months
Copyrights, patents rights and other industrial rights | Contributions to ARP NRC DC
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 25,045	₩ 29,219
Remaining amortisation period of intangible assets material to entity	6 years	7 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 0	₩ 0	$ 0	$ 0
Remaining amortisation period of intangible assets material to entity	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.
Development expenditures | Electricity sales information system
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 8,229
Remaining amortisation period of intangible assets material to entity		1 year and 2 months
Usage rights of donated assets and other | Dangjin power plant load facility usage right
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 1,574
Remaining amortisation period of intangible assets material to entity		3 months
Usage rights of donated assets and other | Right of use electricity and gas supply facility (Community district of Songdo)
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 8,962	₩ 10,016
Remaining amortisation period of intangible assets material to entity	8 years and 6 months	9 years and 6 months
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 22,310	₩ 26,847
Remaining amortisation period of intangible assets material to entity	4 years and 11 months	5 years and 11 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 81,623	₩ 87,035
Remaining amortisation period of intangible assets material to entity	15 years and 1 month	16 years and 1 month
Others | Greenhouse gas emissions rights
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 78,137	₩ 61,373
Remaining amortisation period of intangible assets material to entity	—	0
Others | Business rights
Disclosure of intangible assets material to entity [line items]
Carrying value	₩ 160,459	₩ 166,207
Remaining amortisation period of intangible assets material to entity	27 years and 11 months	28 years and 11 months